Notes Payable and Long-Term Debt, SDI and Standard Outdoor (Details)				12 Months Ended
	Sep. 18, 2019 USD ($)	Feb. 20, 2018 USD ($) Billboard	Jan. 18, 2018 USD ($) Billboard	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 02, 2018 USD ($)	Dec. 31, 2017 USD ($)
Notes Payable and Long-Term Debt [Abstract]
Payment of closing fee				$ 8,019,000	$ 3,286,000
Unrestricted cash and cash equivalents				105,841,000	15,611,000		$ 18,219,000
Loss on extinguishment of debt				(2,267,000)	(2,384,000)
Standard Outdoor [Member]
Notes Payable and Long-Term Debt [Abstract]
Face amount		$ 3,500,000	$ 6,500,000
Interest expense				$ 800,000	800,000
Number of billboards acquired | Billboard		86	83
Discount on promissory note		$ 300,000	$ 900,000
Principal payment			1,000,000
Frequency of principal payment				Annually
Final principal payment			$ 3,500,000
Fixed coupon interest rate		5.00%	5.00%
Crystal Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Face amount						$ 10,000,000
Loss on extinguishment of debt				$ (1,000,000)
Unamortized deferred financing costs				700,000
Early termination fee				300,000
Interest expense				$ 2,100,000	$ 1,400,000
Crystal Term Loan [Member] | LIBOR [Member]
Notes Payable and Long-Term Debt [Abstract]
Term of variable rate				3 months
Crystal Term Loan [Member] | Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Commitment for additional term loans						$ 15,000,000
SDI GACP Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Face amount	$ 25,000,000
Maturity date				Sep. 18, 2024
Payment of closing fee	500,000
Agent monitoring fee	25,000
Unrestricted cash and cash equivalents				$ 2,000,000
Unrestricted cash and cash equivalents				$ 10,500,000
Capitalized deferred financing cost	$ 600,000
SDI GACP Term Loan [Member] | LIBOR [Member]
Notes Payable and Long-Term Debt [Abstract]
Term of variable rate				3 months
Margin on variable rate	9.00%